Borrowings - Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 20,584,651	¥ 19,423,355
Unsubordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	18,766,117	17,565,291
Subordinated borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	234,680	249,833
Liabilities associated with securitization transactions [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	1,200,147	1,227,590
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 383,707	¥ 380,641